Assets Held for Sale	12 Months Ended
Dec. 31, 2019
Noncurrent Assets Or Disposal Groups Classified As Held For Sale Or As Held For Distribution To Owners Abstract [Abstract]
Disclosure Of Noncurrent Assets Or Disposal Groups Classified As Held For Sale Explanatory

17. Assets Held for Sale

Details of assets held for sale as of December 31, 2018 and 2019, are as follows:

	2018
	Acquisition cost[1]		Accumulated impairment		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	16,048	￦	(3,442)	￦	12,606	￦	16,552
Buildings held for sale		9,054		(4,708)		4,346		4,403

Total	￦	25,102	￦	(8,150)	￦	16,952	￦	20,955

	2019
	Acquisition cost[1]		Accumulated impairment		Carrying amount		Fair value less costs to sell
	(In millions of Korean won)
Land held for sale	￦	14,542	￦	(1,530)	￦	13,012	￦	14,374
Buildings held for sale		11,391		(1,252)		10,139		12,396

Total	￦	25,933	￦	(2,782)	￦	23,151	￦	26,770

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation.

The valuation technique and input variables that are used to measure the fair value of assets held for sale as of December 31, 2019, are as follows:

	2019
	Fair value		Valuation technique[1]	Unobservable input[2]	Range of unobservable inputs (%)	Relationship of unobservable inputs to fair value
	(In millions of Korean won)
Land and buildings	￦	26,770	Market comparison approach model and others	Adjustment index	0.44 ~1.40	Fair value increases as the adjustment index rises.

[1]	The Group adjusted the appraisal value by the adjustment ratio in the event the public sale is unsuccessful.
[2]	Adjustment index is calculated using the real estate index or the producer price index, or land price volatility.

The fair values of assets held for sale were measured by qualified independent appraisers with experience in valuing similar properties in the same area. In addition, per the fair value hierarchy on Note 6.1, the fair value hierarchy of all investment properties has been categorized and classified as Level 3.

The changes in accumulated impairment losses of assets held for sale for the years ended December 31, 2018 and 2019, are as follows:

2018
Beginning	Provision	Reversal		Disposal and others		Ending
(In millions of Korean won)
￦ (12,801)	￦ (5,281)	￦	286	￦	9,646	￦ (8,150)

2019
Beginning	Provision	Reversal		Others		Ending
(In millions of Korean won)
￦ (8,150)	￦ (333)	￦	—	￦	5,701	￦ (2,782)

As of December 31, 2019, assets held for sale consist of four real estates of closed offices, which were committed to sell by the management, but not yet sold as of December 31, 2019. Negotiation with buyers is in process for the one asset and the remaining three assets are also being actively marketed.